COMMITMENTS - Narrative (Details) t in Millions		6 Months Ended	12 Months Ended
	Mar. 16, 2020 USD ($)	Jun. 30, 2022 USD ($) t	Dec. 31, 2021 USD ($)
Disclosure of commitments [line items]
Commitments in relation to associates		$ 1,488,000,000	$ 1,562,000,000
Commitments in relation to joint ventures		886,000,000	1,140,000,000
Provision of guarantees or collateral by entity, third party transactions		175,000,000	146,000,000
Pledges of property, plant and equipment		108,000,000	111,000,000
Other commitments		1,549,000,000	1,576,000,000
Supply commitment, remaining minimum amount committed		379,000,000	292,000,000
ArcelorMittal South Africa Ltd. (AMSA)
Disclosure of commitments [line items]
Contractual capital commitments			100,000,000
ArcelorMittal México S.A. de C.V.
Disclosure of commitments [line items]
Contractual capital commitments		$ 115,000,000	158,000,000
Total amount of investment program			1,000,000,000
Construction capacity of investment program (in tonnes) | t		2.5
ArcelorMittal Brasil S.A.
Disclosure of commitments [line items]
Expected costs to be in compliance with the ECA		$ 176,000,000
Maximum fine for non-compliance with agreement		19,000,000	18,000,000
Other commitments		$ 452,000,000	442,000,000
5.146 billion 10-year term loan
Disclosure of commitments [line items]
Percent guaranteed		60.00%
Notional amount	$ 5,146,000,000
Borrowings, term	10 years
Asset-based revolving credit facility | South Africa | Operating subsidiaries
Disclosure of commitments [line items]
Debt instrument, collateral amount		$ 74,000,000
Debt instrument, ceded bank accounts to secure environmental obligations, true sale of receivables programs and revolving base finance facility		58,000,000
Associates
Disclosure of commitments [line items]
Provision of guarantees or collateral by entity, related party transactions		12,000,000	12,000,000
Commitments within sureties, guarantees, LOC, pledges, and other collateral		411,000,000	406,000,000
Joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral to entity, related party transactions		4,353,000,000	4,295,000,000
Commitments within sureties, guarantees, LOC, pledges, and other collateral		527,000,000	452,000,000
Tameh
Disclosure of commitments [line items]
Commitments in relation to joint ventures		424,000,000	611,000,000
Enerfos
Disclosure of commitments [line items]
Commitments in relation to joint ventures		452,000,000	515,000,000
Calvert | Joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral to entity, related party transactions		312,000,000	279,000,000
Al Jubail | Joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral to entity, related party transactions		177,000,000	175,000,000
Global Chartering Limited
Disclosure of commitments [line items]
Counter guarantees		318,000,000	323,000,000
ArcelorMittal Nippon Steel India Limited | Joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral to entity, related party transactions		3,088,000,000	3,088,000,000
Kryvyi Rih Industrial Gas
Disclosure of commitments [line items]
Commitments in relation to associates		$ 653,000,000	$ 819,000,000